Note 2 - Summary Of Significant Accounting Policies (Detail) (USD $)						12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Covered by Excess Deposit Insurance Bond [Member]	Nov. 30, 2011 Covered by Excess Deposit Insurance Bond [Member]	Feb. 28, 2010 Covered by Excess Deposit Insurance Bond [Member]	Dec. 31, 2011 Consolidated VIE [Member]	Dec. 31, 2010 Consolidated VIE [Member]
Cash, FDIC Insured Amount (in Dollars)	$ 250,000		$ 2,400,000
Line Of Credit Created And Maintained By Third Party (in Dollars)				1,500,000	1,700,000
Short-term Investments (in Dollars)	565,000	627,000
Restricted Investments, Current (in Dollars)	382,000	419,000
Percent of Allowed Tax Basis Capital Expenditures Grant in Lieu of Investment Tax Credits	30.00%
Costs Incurred, Development Costs (in Dollars)						$ 0	$ 2,228,332